Income Taxes (Tables)	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Components of provision for income taxes

	2009	2010	2011
Current:
Federal	$48	$—	$—
State	(97)	(130)	(330)

	(49)	(130)	(330)

Deferred:
Federal	(423)	1,404	17,854
State	(23)	(70)	2,344

	(446)	1,334	20,198

Total (provision) benefit for income taxes	$(495)	$1,204	$19,868

Deferred tax assets (liabilities)

	2010	2011
Deferred tax assets:
Current:
Prepaids	$373	$—
Accruals and reserves	2,571	1,291

Deferred tax assets—current	2,944	1,291

Noncurrent:
Net operating loss carryforwards	22,002	17,139
Stock-based compensation	2,750	3,534
R&D and other credits	1,137	1,261
Property and equipment	1,009	1,000
Reserves—noncurrent	—	525
Other	57	—

Deferred tax assets—noncurrent	26,955	23,459

Gross deferred tax assets	29,899	24,750
Valuation allowance	(25,931)	—

Total deferred tax assets	3,968	24,750

Deferred tax liabilities:
Noncurrent
Intangibles	(3,968)	(4,065)
Goodwill	(1,929)	(2,416)

Gross deferred tax liabilities	(5,897)	(6,481)

Net deferred tax assets and liabilities:
Net deferred tax liabilities	$(1,929)	$—

Net deferred tax assets—current		1,291
Net deferred tax assets—noncurrent		16,978

Total net deferred tax assets		$18,269

Reconciliation of the statutory federal income tax rate

	2009	2010	2011
Tax provision (benefit) at U.S. statutory rate	(34)%	(34)%	34%
State income taxes, net of federal benefit	8	4	4
Warrants	(17)	31	(1)
Permanent items	34	—	8
R&D credits	(59)	—	(1)
Change in valuation allowance	424	(8)	(193)
Other	—	—	1

Provision (benefit) for tax	356%	(7)%	(148)%

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits

	Year ended December 31,
	2009	2010	2011
	(In thousands)
Balance, beginning of year	$1,434	$1,630	$1,994
Increase in tax positions for prior years	—	117	24
Decrease in tax positions for prior years	—	—	—
Settlements	—	—	—
Lapse in statute of limitations	—	—	—
Increase in tax positions for current year	196	247	303

Balance, end of year	$1,630	$1,994	$2,321